Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005496
Account Value [Line Items]
Account Value	$ 22,584	$ 22,343	$ 22,482	$ 21,782	$ 20,674	$ 19,932	$ 18,225		$ 18,062	$ 17,025	$ 16,632	$ 16,706	$ 16,134	$ 17,014	$ 18,255	$ 19,188	$ 19,600	$ 18,831	$ 17,532	$ 16,257	$ 15,206	$ 13,417	$ 13,412	$ 13,964	$ 13,264	$ 12,629	$ 12,729	$ 12,282	$ 12,944	$ 12,588	$ 12,588	$ 12,353	$ 11,734	$ 11,326	$ 10,760	$ 10,054	$ 10,045	$ 9,647	$ 8,889	$ 9,605	$ 9,344	$ 10,000
C000005497
Account Value [Line Items]
Account Value	22,025	21,801	21,951	21,284	20,213	19,499	17,845		17,695	16,686	16,315	16,392	15,840	16,715	17,950	18,881	19,297	18,553	17,281	16,032	15,010	13,247	13,252	13,807	13,123	12,503	12,608	12,174	12,837	12,494	12,503	12,277	11,668	11,267	10,708	10,016	10,011	9,619	8,869	9,594	9,335	10,000
C000005498
Account Value [Line Items]
Account Value	21,484	21,277	21,441	20,801	19,767	19,074	17,471		17,336	16,354	15,999	16,091	15,561	16,424	17,651	18,575	18,995	18,277	17,033	15,812	14,811	13,087	13,098	13,655	12,986	12,378	12,493	12,068	12,735	12,397	12,415	12,202	11,602	11,213	10,666	9,976	9,981	9,595	8,854	9,583	9,331	10,000
C000244823
Account Value [Line Items]
Account Value	645,405	638,322	642,048	621,910	589,926	568,406	519,245	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	682,760	686,440	699,825	647,631	603,581	584,038	520,373	500,000
S&P Target Date 2040 Index
Account Value [Line Items]
Account Value	21,980	21,538	21,554	20,992	19,825	19,226	17,739		17,575	16,677	16,377	16,270	15,773	16,575	17,484	17,985	18,264	17,645	16,383	15,385	14,506	13,003	13,032	13,746	12,936	12,408	12,567	12,241	12,913	12,477	12,397	12,227	11,531	11,223	10,843	10,208	10,190	9,821	9,085	9,720	9,398	10,000
S&P Target Date 2040 Index
Account Value [Line Items]
Account Value	21,980	21,538	21,554	20,992	19,825	19,226	17,739		17,575	16,677	16,377	16,270	15,773	16,575	17,484	17,985	18,264	17,645	16,383	15,385	14,506	13,003	13,032	13,746	12,936	12,408	12,567	12,241	12,913	12,477	12,397	12,227	11,531	11,223	10,843	10,208	10,190	9,821	9,085	9,720	9,398	10,000
S&P Target Date 2040 Index
Account Value [Line Items]
Account Value	21,980	21,538	21,554	20,992	19,825	19,226	17,739		$ 17,575	$ 16,677	$ 16,377	$ 16,270	$ 15,773	$ 16,575	$ 17,484	$ 17,985	$ 18,264	$ 17,645	$ 16,383	$ 15,385	$ 14,506	$ 13,003	$ 13,032	$ 13,746	$ 12,936	$ 12,408	$ 12,567	$ 12,241	$ 12,913	$ 12,477	$ 12,397	$ 12,227	$ 11,531	$ 11,223	$ 10,843	$ 10,208	$ 10,190	$ 9,821	$ 9,085	$ 9,720	$ 9,398	$ 10,000
S&P Target Date 2040 Index
Account Value [Line Items]
Account Value	$ 643,669	$ 630,728	$ 631,205	$ 614,736	$ 580,565	$ 563,025	$ 519,476	$ 500,000